Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Contingent Liabilities and Commitments [Abstract]
Schedule of future minimum lease operating agreements
1 – 3 Years	4– 5 Years	More than 5 Years	Total
Operating Lease Obligations in NIS	3,369	2,179	5,385	10,932
Operating Lease Obligations in	947	612	1,513	3,073